UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1731

Source Capital, Inc.
(Exact name of registrant as specified in charter)

11601 Wilshire Blvd. Suite 1200, Los Angeles, California		90025
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, President, Source Capital, Inc., 11601 Wilshire Blvd. Suite 1200, Los Angeles, California 90025
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

ITEM 1. Schedule of Investments.

Source Capital, Inc.

Portfolio of Investments

March 31, 2015 (unaudited)

SOURCE CAPITAL, INC.

PORTFOLIO OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
AUTOMOTIVE RETAILERS — 23.4%
CarMax, Inc.*	754,600	$52,074,946
Copart, Inc.*	680,200	25,555,114
O’Reilly Automotive, Inc.*	410,300	88,723,272
		$166,353,332
FLOW CONTROL EQUIPMENT — 13.4%
Franklin Electric Co., Inc.	446,700	17,037,138
Graco, Inc.	391,800	28,272,288
IDEX Corp.	402,000	30,483,660
Nordson Corp.	162,200	12,706,748
Rotork plc (Britain)	187,300	6,884,896
		$95,384,730
JEWELRY & WATCH STORES — 8.9%
Signet Jewelers Ltd. (Bermuda)	454,600	$63,093,934

TRUCKING — 8.3%
Heartland Express, Inc.	1,123,000	26,682,480
Knight Transportation, Inc.	1,011,000	32,604,750
		$59,287,230
COMMERCIAL VEHICLES — 6.6%
WABCO Holdings, Inc.*	379,200	$46,596,096

OTHER WHOLESALERS — 4.2%
ScanSource, Inc.*	736,263	$29,929,091

HOME & OFFICE FURNISHINGS — 4.0%
HNI Corp.	508,633	$28,061,283

OIL & GAS SERVICES & EQUIPMENT — 3.3%
FMC Technologies, Inc.*	431,400	15,966,114
Noble Corp. plc (Britain)	523,900	7,481,292
		$23,447,406
SEMICONDUCTOR DEVICES — 3.2%
Microchip Technology, Inc.	465,651	$22,770,334

LIFE SCIENCE EQUIPMENT — 2.8%
Bio-Rad Laboratories, Inc. (Class A)*	146,200	$19,763,316

HOME PRODUCTS STORES — 2.6%
Bed Bath & Beyond, Inc.*	242,500	$18,617,937

POLLUTION CONTROL EQUIPMENT — 2.3%
CLARCOR, Inc.	250,200	$16,528,212

ENGINEERING SERVICES — 2.1%
Spirax-Sarco Engineering plc (Britain)	295,153	$14,930,002

OFFICE ELECTRONICS — 2.1%
Domino Printing Sciences plc (Britain)	1,066,000	$14,785,196

MEASUREMENT INSTRUMENTS — 1.9%
Halma plc (Britain)	1,325,000	$13,729,052

HOUSEHOLD PRODUCTS — 1.9%
L’Occitane International SA (Luxembourg)	4,702,050	$13,403,843

INDUSTRIAL DISTRIBUTION & RENTAL — 1.7%
Aggreko plc (Britain)	537,009	$12,164,069

MEDICAL DEVICES — 1.3%
Sonova Holding AG (Switzerland)	68,000	$9,467,380

MEDICAL EQUIPMENT — 1.1%
Varian Medical Systems, Inc.*	84,400	$7,941,196

OTHER HARDWARE — 1.0%
FEI Co.	93,800	$7,160,692

COMMUNICATIONS EQUIPMENT — 1.0%
EVS Broadcast Equipment SA (Belgium)	187,150	$6,965,684

OTHER COMMON STOCKS — 0.8%
		$5,342,566
LOGISTICS SERVICES — 0.3%
Kuehne + Nagel International AG (Switzerland)	12,700	$1,888,403

TOTAL COMMON STOCKS — 98.2% (Cost $318,048,226)		$697,610,984

	Principal Amount	Fair Value
BONDS & DEBENTURES

CORPORATE BONDS & NOTES — 0.3% (Cost $2,275,501)
INDUSTRIAL — 0.3%
Quality Distribution LLC / QD Capital Corp. — 9.875% 11/1/2018	2,267,000	2,357,680

TOTAL INVESTMENT SECURITIES — 98.5% (Cost $320,323,727)		$699,968,664

SHORT-TERM INVESTMENTS — 1.5%
State Street Bank Repurchase Agreement — 0.00% 4/1/2015
(Dated 03/31/2015, repurchase price of $10,229,000, collateralized by $8,275,000 principal amount U.S. Treasury Bond - 3.75% 2043, fair value $10,436,844)	10,229,000	$10,229,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,229,000)		$10,229,000

TOTAL INVESTMENTS — 100.0% (Cost 330,552,727) — NOTE 2	$710,197,664
Other Assets And Liabilities, net — 0.0%	107,205
NET ASSETS — 100.0%	$710,304,869

*Non-income producing security.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on that day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as March 31, 2015:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Automotive Retailers	$166,353,332.00	—	—	$166,353,332
Flow Control Equipment	95,384,730	—	—	$95,384,730
Jewelry & Watch Stores	63,093,934	—	—	$63,093,934
Trucking	59,287,230	—	—	$59,287,230
Commercial Vehicles	46,596,096	—	—	$46,596,096
Other Wholesalers	29,929,091	—	—	$29,929,091
Home & Office Furnishings	28,061,283	—	—	$28,061,283
Oil & Gas Services & Equipment	23,447,406	—	—	$23,447,406
Semiconductor Devices	22,770,334	—	—	$22,770,334
Life Science Equipment	19,763,316	—	—	$19,763,316
Home Products Stores	18,617,937	—	—	$18,617,937
Pollution Control Equipment	16,528,212	—	—	$16,528,212
Engineering Services	14,930,002	—	—	$14,930,002
Office Electronics	14,785,196	—	—	$14,785,196
Measurement Instruments	13,729,052	—	—	$13,729,052
Household Products	13,403,843	—	—	$13,403,843
Industrial Distribution & Rental	12,164,069	—	—	$12,164,069
Medical Devices	9,467,380	—	—	$9,467,380
Medical Equipment	7,941,196	—	—	$7,941,196
Other Hardware	7,160,692	—	—	$7,160,692
Communications Equipment	6,965,684	—	—	$6,965,684
Other Common Stocks	5,342,566			$5,342,566
Logistics Services	1,888,403	—	—	$1,888,403
Corporate Bonds & Notes		2,357,680		$2,357,680
Short-Term Investments	—	10,229,000		$10,229,000
	$697,610,984.00	$12,586,680.00		$710,197,664

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $320,493,247 for Federal income tax purposes. Net Unrealized appreciation consists of:

Gross unrealized appreciation:	$396,062,417
Gross unrealized depreciation:	(16,587,000)
Net unrealized appreciation:	$379,475,417

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood, President
(Principal Executive Officer)

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SOURCE CAPITAL, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood, President
(Principal Executive Officer)

Date:	May 29, 2015

By:	/s/ E. Lake Setzler III
E. Lake Setzler III, Treasurer
(Principal Financial Officer)

Date:	May 29, 2015